Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies.
Commitments and Contingencies

NOTE 7 – Commitments and Contingencies

Lease commitment – The Company currently leases its offices in London and New York on a month-to-month basis.

For the years ended December 31, 2022, 2021 and 2020, the Company incurred total rental expense in the amount of approximately $169,000, $183,000 and $173,000, respectively.